Cover	Feb. 16, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment on Form 8-K/A (the "Amendment") amends the Current Report on Form 8-K filed by RE/MAX Holdings, Inc., a Delaware corporation (the "Company") with the Securities and Exchange Commission on February 16, 2023 (the "Initial Form 8-K") to provide an updated Exhibit 99.1 to the Initial Form 8-K. The Initial Form 8-K contained a press release (the "Initial Press Release") that included the Company's financial results for the quarter and full year ended December 31, 2022.
Document Period End Date	Feb. 16, 2023
Entity File Number	001-36101
Entity Registrant Name	RE/MAX Holdings, Inc.
Entity Central Index Key	0001581091
Entity Tax Identification Number	80-0937145
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5075 South Syracuse Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	770-5531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock $0.0001 par value per share
Trading Symbol	RMAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false